Provision for liabilities and other charges (Tables)	12 Months Ended
Dec. 31, 2019
Provisions for liabilities and other charges
Schedule of Movements in provisions for liabilities and other charges

		Marketplace
		and consignment	Provision for
In thousands of EUR	Tax risks	goods	other expenses	Total
Balance as of January 1, 2018	14,143	241	560	14,944
Additions	5,860	—	60	5,920
Reversals	(453)	(180)	(216)	(849)
Use of provision	—	—	(324)	(324)
Reclassification	—	—	389	389
Effect of translation	125	8	5	138
Balance as of December 31, 2018	19,675	69	474	20,218
Additions	6,700	480	584	7,764
Reversals	(611)	—	(184)	(795)
Use of provision	(21)	—	(1)	(22)
Effect of translation	97	—	4	101
Balance as of December 31, 2019	25,840	549	877	27,266
Current	25,840	549	651	27,040
Non-current	—	—	226	226